Earnings per share (Details) - AUD ($) $ / shares in Units, shares in Millions, $ in Millions	6 Months Ended
	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019
Earnings per share
Net profit attributable to shareholders	$ 1,190	$ 3,611	$ 3,173
Adjustment for RSP dividends - Basic	(2)	(4)	(2)
Adjustment for RSP dividends - Diluted	(2)	(4)	(2)
Adjustment for potential dilution: Distributions to convertible loan capital holders		136	154
Adjusted net profit attributable to shareholders - Basic	1,188	3,607	3,171
Adjusted net profit attributable to shareholders - Diluted	$ 1,188	$ 3,743	$ 3,325
Weighted average number of ordinary shares on issue	3,579	3,470	3,442
Treasury shares (including RSP share rights)	(5)	(6)	(6)
Adjustment for potential dilution: Share-based payments	1	1	1
Adjustment for potential dilution: Convertible loan capital		283	278
Adjusted weighted average number of ordinary shares - Basic	3,574	3,464	3,436
Adjusted weighted average number of ordinary shares - Diluted	3,575	3,748	3,715
Earnings per ordinary share (cents) - Basic	$ 0.332	$ 1.041	$ 0.923
Earnings per ordinary share (cents) - Diluted	$ 0.332	$ 0.999	$ 0.895